RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ (44,000,000)	$ (3,000,000)	$ 20,000,000
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	53,000,000	9,000,000	(13,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	13,000,000	22,000,000	15,000,000
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income	(2,000,000)	0	2,000,000
Carrying value	273,000,000	328,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	(5,000,000)	(6,000,000)	(7,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(30,000,000)	(3,000,000)	(1,000,000)
Carrying value	$ 546,000,000	$ 567,000,000		$ 619	$ 102	€ 1,279	$ 227	$ 107	€ 349
Derivative, average fixed interest rates	2.80%	2.70%		2.80%	2.80%	2.80%	2.70%	2.70%	2.70%
Change in value of hedged item used to determine hedge effectiveness	$ 2,000,000	$ 0
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,974,000,000	2,246,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	428,000,000	996,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 1,000,000
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	1,199,000,000	1,319,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 921,000,000	$ 1,013,000,000